Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of MTS HealthHelp Inc. (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 15, 2017
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 135,186	$ 134,008
MTS HealthHelp Inc. [member]
Disclosure of detailed information about business combination [line items]
Cash			$ 3,119
Trade receivables			4,910
Unbilled revenue			2,016
Prepayments and other current assets			1,060
Property and equipment			4,612
Non-current assets			161
Term loan			(29,249)
Current liabilities			(2,555)
Non-current liabilities			(1,423)
Deferred tax liability			(18,163)
Net assets acquired			29,828
Less: Purchase consideration			68,910
Goodwill on acquisition			39,082
MTS HealthHelp Inc. [member] | Software [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			1,274
MTS HealthHelp Inc. [member] | Customer contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			4,537
MTS HealthHelp Inc. [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			49,584
MTS HealthHelp Inc. [member] | Service mark [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			400
MTS HealthHelp Inc. [member] | Covenant not-to-compete [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			4,693
MTS HealthHelp Inc. [member] | Technology [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 4,852